Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 27, 2021	Mar. 28, 2020
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	$ 58,837	$ 57,156
Gross fixed assets write down	34,341	30,543
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	300
Property and plant under capital lease arrangement, net book value	700	500
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	35,877	34,626
Gross fixed assets write down	$ 1,600	$ 4,200